Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 1,012	£ 1,545	[1]	£ 1,817	[1]
Tax calculated at a tax rate of 19% (2018: 19%, 2017: 19.25%)	192	294		350
Bank surcharge on profits	65	109		132
Non-deductible preference dividends paid	8	8		9
Non-deductible UK Bank Levy	24	20		25
Non-deductible conduct remediation, fines and penalties	44	6		35
Other non-deductible costs and non-taxable income	31	30		30
Effect of change in tax rate on deferred tax provision	(14)	(1)		(2)
Tax relief on dividends in respect of other equity instruments	(39)	(42)		(46)
Adjustment to prior year provisions	(32)	(25)		(18)
Tax charge	£ 279	£ 399	[1]	£ 515	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.